SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 4 - SUBSEQUENT EVENTS

A.	On July 15, 2024, the Company granted restricted stock units (RSUs) to its employees, directors, and officers under the 2024 Share Incentive Plan, amounting to 1,855,000 ADSs, equivalent to 55,650,000 Ordinary Shares. Of these, 1,755,000 ADSs will vest quarterly over 12 quarters, and the remaining 100,000 ADSs have a one-year cliff and will then vest quarterly over the subsequent eight quarters. To facilitate the issuance of these RSUs, the Company filed a Registration Statement on Form S-8 with the U.S. Securities and Exchange Commission on July 12, 2024, covering 2,200,000 ADSs, equivalent to 66,000,000 Ordinary Shares.

B.	On July 19, 2024, the Company issued a notice to convene an Extraordinary General Meeting of Shareholders to be held on August 26, 2024. Part of the agenda includes the approval of a reverse share split of the Company’s issued and outstanding Ordinary Shares by a ratio of up to 7:1, reappointing Mr. Haim Siboni to the combined role of Chairman of the Company’s Board of Directors (the “Board”) and Chief Executive Officer for another three years, with compensation including a monthly payment of approximately $22, plus VAT, and a grant of 9,000,000 RSUs (equal to 300,000 ADSs) valued at approximately $300. The RSUs will vest quarterly over 36 months and accelerate upon termination due to a change of control or exit event. Additionally, the agenda includes approving a grant of RSUs to three non-executive directors, each receiving 1,050,000 RSUs (equal to 35,000 ADSs), valued at approximately $35 each and for a total expense of $105. These RSUs will vest quarterly over 36 months and accelerate upon a change of control or exit event. The proposals have been approved by the Board and the Audit, Compensation, and Financial Statements Review Committee of the Board, which found the terms reasonable and in line with the Company’s compensation policy.